                                   PARKSTONE

                                VARIABLE ANNUITY

                               1996 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

Security Benefit is one company dedicated to the successful mastery of our mission: MAINTAINING A STRONG FINANCIAL POSITION AND CONSISTENT GROWTH FOR THE PROTECTION AND SECURITY OF ALL OF OUR POLICYHOLDERS AND CUSTOMERS. All of us at Security Benefit renew our commitment to this mission every day. We want to be the best and do our best for you. As a member of the Security Benefit team, I am especially proud that mastering successful growth is an achievement we have come to expect as a team.

It is my pleasure to report that 1996 was again a record year of outstanding achievements for Security Benefit.

*  Sales surpassed 1995 results by 48%

*  Profits are up 18% over last year

*  Revenues and deposit funds exceeded 1995 results by 28%

*  Company assets rose 17% over 1995 figures

These accomplishments would just be facts on paper without the efforts of the people who work at Security Benefit. They are the heart of our company, and I am proud to be part of their team.

My wish for 1997 is to have another record year for our company. Last year's accomplishments will be difficult to top but all of us at Security Benefit have our sights and goals set high. We are well positioned with new, creative products designed in response to our customers' changing investment goals and lifestyle requirements. We know true mastery does not come easily. With perseverance and attention to constantly improving what we do best, I know we can do it.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
President and Chief Executive Officer

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

MELANIE S. FANNIN
PRESIDENT
Kansas - Southwestern Bell Telephone
Topeka, Kansas

WILLIAM W. HANNA
PRESIDENT & CHIEF OPERATING OFFICER
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
PRESIDENT
Noller Enterprises
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND PRESIDENT
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
PRESIDENT
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 3, 1997 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

                         Report of Independent Auditors

The Contractowners of Parkstone Variable Annuity Account and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of Parkstone Variable Annuity (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Parkstone Variable Annuity Account at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 7, 1997

                           PARKSTONE VARIABLE ANNUITY

                                  Balance Sheet

                                December 31, 1996
                             (DOLLARS IN THOUSANDS)

ASSETS

Investments:

  Parkstone Advantage Fund:

   Prime Obligations Fund -  1,357,148  shares at net asset value
   of $1.00 per share (cost $1,357)..................................    $ 1,357

   Bond Fund - 728,511 shares at net asset value of $10.33 per share
   (cost $7,328).....................................................      7,526

   Equity Fund - 1,446,828 shares at net asset value of $14.60 per
   share (cost $17,084)..............................................     21,124

   International Discovery Fund - 893,799 shares at net asset value
   of $12.18 per share (cost $9,594).................................     10,886

   Small Capitalization Fund - 1,112,695 shares at net asset value
   of $18.20 per share (cost $17,111)................................     20,251
                                                                         -------
Total assets....................................................         $61,144
                                                                         =======


NET ASSETS
Net assets are represented by (Note 3):

                                                  NUMBER       UNIT
                                                  OF UNITS     VALUE
                                                 -------------------------------
NON-TRUST CONTRACTS
 Prime Obligations Subaccount:
  Accumulation units...........................    98,511     $10.75    $  1,059
 Bond Subaccount:
  Accumulation units...........................   615,320      10.73       6,605
 Equity Subaccount:
  Accumulation units........................... 1,391,560      13.96      19,425
 International Discovery Subaccount:
  Accumulation units...........................   849,239      11.68       9,919
 Small Capitalization Subaccount:
  Accumulation units...........................   962,144      19.47      18,737

TRUST CONTRACTS
 Prime Obligations Subaccount:
  Accumulation units...........................    28,380      10.51         298
 Bond Subaccount:
  Accumulation units...........................    84,419      10.90         921
 Equity Subaccount:
  Accumulation units...........................   117,468      14.46       1,699
 International Discovery Subaccount:
  Accumulation units...........................    79,831      12.11         967
 Small Capitalization Subaccount:
  Accumulation units...........................    74,886      20.21       1,514
                                                                         -------
Total net assets                                                         $61,144
                                                                         =======

See accompanying notes.

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                          Year ended December 31, 1996
                                 (IN THOUSANDS)


                                                          --------------------------------------------------------------------------
                                                             PRIME                                     INTERNATIONAL      SMALL
                                                          OBLIGATIONS       BOND          EQUITY       DISCOVERY      CAPITALIZATION
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                          --------------------------------------------------------------------------
NON-TRUST CONTRACTS
Dividend distributions...................................  $   43          $  189          $   -          $  30             $   -
Expenses (Note 2):
   Mortality and expense risk fee........................     (12)            (64)          (205)          (100)             (180)
   Administrative fee....................................      (3)            (21)           (51)           (16)              (23)
                                                           -------------------------------------------------------------------------
Net investment income....................................      28             104           (256)           (86)             (203)

Capital gains distributions..............................       -              -               -              -             1,930
Realized gain on investments.............................       -              25            474             47               624
Unrealized appreciation (depreciation) on investments....       -             (66)         1,820          1,035               824
                                                           -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments...       -             (41)         2,294          1,082             3,378
                                                           -------------------------------------------------------------------------

Net increase in net assets resulting from operations....       28              63          2,038            996             3,175

Net assets at beginning of year.........................      665           3,953         11,965          6,167             9,597
Variable annuity deposits (Notes 2 and 3)...............    1,576           3,034          6,587          3,310             7,009
Terminations and withdrawals (Notes 2 and 3)............   (1,210)           (445)        (1,165)          (554)           (1,044)
                                                          --------------------------------------------------------------------------
Net assets at end of year...............................   $1,059          $6,605        $19,425         $9,919           $18,737
                                                          ==========================================================================


                                                          --------------------------------------------------------------------------
                                                             PRIME                                  INTERNATIONAL         SMALL
                                                          OBLIGATIONS       BOND        EQUITY        DISCOVERY      CAPITALIZATION
                                                          SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                          --------------------------------------------------------------------------
TRUST CONTRACTS
Dividend distributions...................................   $   47        $  23         $    -         $   3               $   -
Expenses (Note 2):
  Mortality and expense risk fee.........................       (7)          (5)            (7)           (4)                 (5)
  Administrative fee.....................................       (1)           -              -             -                   -
                                                          --------------------------------------------------------------------------
Net investment income (loss).............................       39           18             (7)           (1)                 (5)

Capital gains distributions..............................        -            -              -             -                 163
Realized gain on investments.............................        -            1             56             2                  77
Unrealized appreciation (depreciation) on investments....        -           (4)            15            63                (144)
Net realized and unrealized gain (loss) on investments...        -           (3)            71            65                  96
                                                          --------------------------------------------------------------------------
Net increase in net assets resulting from operations.....       39           15             64            64                  91
                                                          --------------------------------------------------------------------------
Net assets at beginning of year.........................       140          602            527           181                 386
Variable annuity deposits (Notes 2 and 3)...............     3,293          471          1,295           740               1,207
Terminations and withdrawals (Notes 2 and 3)............    (3,174)        (167)          (187)          (18)               (170)
                                                         ---------------------------------------------------------------------------
Net assets at end of year...............................   $   298         $921         $1,699          $967              $1,514
                                                         ===========================================================================

                           PARKSTONE VARIABLE ANNUITY

                          Notes to Financial Statements

                                December 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Parkstone Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the Parkstone Advantage Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of Prime Obligations Fund - emphasis on current income with liquidity and stability of principal, Bond Fund - emphasis on current income as well as preservation of capital, Equity Fund - emphasis on capital appreciation, International Discovery Fund - emphasis on long-term capital growth through investment in foreign and domestic common stocks and Small Capitalization Fund - emphasis on capital appreciation through investment in small- to medium-sized companies.

Two types of investment contracts are offered--one for individuals (the Non-Trust Contracts) and one for trusts and customers of financial institutions' trust departments (the Trust Contracts).

Under the terms of the investment advisory contracts, portfolio investments of the mutual fund are made by First of America Investment Corporation, a wholly-owned subsidiary of First of America Bank - Michigan, N.A., which is a wholly-owned subsidiary of First of America Bank Corporation.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during 1996 were as follows (In Thousands):

                                              NON-TRUST CONTRACTS                 TRUST CONTRACTS
                                           ------------------------------------------------------------
                                            COST OF      PROCEEDS          COST OF          PROCEEDS
                                           PURCHASES     FROM SALES       PURCHASES         FROM SALES
                                           -------------------------------------------------------------

Prime Obligations Fund..................    $1,805         $1,411           $3,773            $3,615
Bond Fund...............................     3,383            689              503               181
Equity Fund.............................     6,871          1,705            1,322               221
International Discovery Fund............     3,512            842            1,109               388
Small Capitalization Fund...............     9,211          1,519            1,393               199


ANNUITY RESERVES - As of December 31, 1996, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a maintenance fee of $30 per year for each Individual Contract. An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount's average daily net assets which funds the Non-Trust and Trust Contracts, respectively. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the asset value of each Non-Trust and Trust Contract, respectively, of which 0.6% is for assuming mortality risks and the remainder is for assuming expense risks.

A contingent deferred sales charge is assessed by SBL against certain withdrawals during the first seven years of the contract, declining from 5% in each of the first four years to 2% in the seventh year. Such surrender charges and other contract charges totaled $43,278.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                           PARKSTONE VARIABLE ANNUITY

                          Notes to Financial Statements

                               December 31, 1996


3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                        NON-TRUST    TRUST
                                                        CONTRACTS  CONTRACTS
                                                   -----------------------------
Prime Obligations Subaccount:
   Variable annuity deposits.......................        149         327
   Terminations and withdrawals....................        115         313

Bond Subaccount:
   Variable annuity deposits.......................        289          45
   Terminations and withdrawals....................         43          16

Equity Subaccount:
   Variable annuity deposits.......................        487          88
   Terminations and withdrawals....................         87          14

International Discovery Subaccount:
   Variable annuity deposits.......................        299          64
   Terminations and withdrawals....................         51           2

Small Capitalization Subaccount:
   Variable annuity deposits.......................        390          59
   Terminations and withdrawals....................         57           9

[SBG LOGO]                                                       BULK RATE
The Security Benefit Group of Companies                      U.S. POSTAGE PAID
700 SW Harrison St.,                                             TOPEKA, KS
Topeka, Kansas 66636-0001                                      PERMIT NO. 428